SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Schedule of Operating Segment Information

	Year ended December 31, 2011
	Perimeter	Projects	Eliminations	Total

Revenues	$30,012	$59,707	$(1,128)	$88,591

Depreciation and amortization	$722	$497	$-	$1,219

Other income	$-	$2,304	$-	$2,304

Operating income (loss), before financial expenses and taxes on income	$2,665	$7,528	$(382)	$9,811
Financial expenses (income), net				(756)
Taxes on income (tax benefit)				723

Net income (loss)				$9,844

	Year ended December 31, 2012
	Perimeter	Projects	Eliminations	Total

Revenues	$33,941	$45,038	$(1,282)	$77,697

Depreciation and amortization	$624	$554	$-	$1,178

Operating income (loss), before financial expenses and taxes on income	$4,409	$1,634	$(486)	$5,557
Financial expenses (income), net				472
Taxes on income (tax benefit)				991

Net income (loss)				$4,094

	Year ended December 31, 2013
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	$30,551	$20,137	$1,638	$(809)	$51,517

Depreciation and amortization	$606	$629	$484	$-	$1,719

Operating income (loss), before financial expenses and taxes on income	$542	$(3,571)	$(1,184)	$(306)	$(4,519)
Financial expenses (income), net					(59)
Taxes on income (tax benefit)					69

Net income (loss)					$(4,529)

	Year ended December 31, 2012
	Perimeter	Projects	Total

Total long-lived assets	$5,664	$3,643	$9,307

	Year ended December 31, 2013
	Perimeter	Projects	Cyber	Total

Total long-lived assets	$5,536	$3,763	$4,293	$13,592

Schedule of Major Customer Data

	Year ended December 31,
	2011		2012		2013

Customer A	*	)	*	)	15%
Customer B	10.7%		*	)	*	)
Customer C	34.8%		*	)	*	)
Customer D	*	)	19.3%		14.2%
*)        Less than 10%.

Schedule of Revenues and Long-Lived Assets Within Geographic Areas

1.         Revenues:

	Year ended December 31,
	2011	2012	2013

Israel	$10,091	$10,152	$11,517
Europe	10,913	12,809	7,311
North America	13,373	10,732	13,614
South and Latin America	12,145	15,159	3,118
Africa	35,499	21,642	8,182
Others	6,570	7,203	7,775

	$88,591	$77,697	$51,517

2.         Long-lived assets:

	December 31,
	2012	2013

Israel	$3,966	$8,077
Europe	1,134	1,195
USA	21	12
Canada	3,426	3,295
Others	760	1,013

	$9,307	$13,592